K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com

October 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Salient MF Trust (the “Trust”):

Form N-14 for the Reorganization of Broadmark Tactical Plus Fund (the “Acquired Fund”), a Series of Broadmark Funds, into Salient Broadmark Tactical Plus Fund (the “Acquiring Fund”), a Series of the Trust

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund into the Acquiring Fund.

Although pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on November 3, 2014, we hereby notify the Securities and Exchange Commission that the Trust anticipates requesting the acceleration of the effective date of the Registration Statement to the earliest practicable date.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240 or George Zornada at (617) 261-3231.

Sincerely,

/s/ George P. Attisano
George P. Attisano